CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands		Issued capital [member]		Other Reserve [Member]		Shares Premium [Member]		Net Income Loss [Member]		Retained earnings [member]		Net Parent Investment [Member]	Accumulated other comprehensive income [member]		Total [Member]		Non-controlling interests [member]		Total
Balance at December 31, 2021 () at Dec. 31, 2019		€ 60								€ (17,696)		€ (13,634)	€ (160)		€ (31,430)		€ 97		€ (31,333)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year								(16,274)							(16,274)		(5)		(16,279)
Other comprehensive income/(loss) for the year													1,109		1,109				1,109
Total comprehensive income/ (loss) for the year								(16,274)					1,109		(15,165)		(5)		(15,170)
Appropriation of result								16,274		(16,274)
Change in net Parent investment (Note 9) ()												6,578			6,578				6,578
Ending balance, value at Dec. 31, 2020	[1]	60								(33,970)		(7,056)	949		(40,017)		92		(39,925)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year								(68,067)							(68,067)		54		(68,013)
Other comprehensive income/(loss) for the year													(1,134)		(1,134)				(1,134)
Total comprehensive income/ (loss) for the year		60						(68,067)		(33,970)		(7,056)	(185)		(109,218)		146		(109,072)
Change in net Parent investment (Note 9) ()	[1]											55,154			55,154				55,154
Elimination of SEJO equity (former holding company) ()	[1]	(60)		60
Incorporation of the new Parent at June 4, 2021 (Note 1)		30													30				30
Reclassification of net Parent investment (Note 9) ()	[1]			(7,056)								7,056
Reclassification to other reserves (Note 9) ()	[1]			55,154								(55,154)
SEJO contribution (Note 9)		29,970		(29,970)
DD3 contribution (Note 9)		15,122				106,920									122,042				122,042
Ending balance, value at Dec. 31, 2021	[1]	45,122	[2]	18,188	[2]	106,920	[2]	(68,067)	[2]	(33,970)	[2]		(185)	[2]	68,008	[2]	146	[2]	68,154	[2]
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year								(46,382)							(46,382)		(1)		(46,383)
Other comprehensive income/(loss) for the year													(1,470)		(1,470)				(1,470)
Total comprehensive income/ (loss) for the year		45,122		18,188		106,920		(114,449)		(33,970)			(1,655)		20,156		145		20,301
Appropriation of result								68,067		(68,067)
Employee share-based compensation (Note 9)				3,369											3,369				3,369
Other movements (Note 9)				877											877				877
Ending balance, value at Dec. 31, 2022		45,122		22,434		106,920		(46,382)		(102,037)			(1,655)		24,402		145		24,547
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year								(2,417)							(2,417)		2		(2,415)
Other comprehensive income/(loss) for the year													(3,402)		(3,402)				(3,402)
Total comprehensive income/ (loss) for the year								(2,417)					(3,402)		(5,819)		2		(5,817)
Appropriation of result								46,382		(46,382)
Debt modification (Note 10)				310											310				310
Capital increase (Note 10)		176		(176)
Employee share-based compensation (Note 9)				2,246											2,246				2,246
Ending balance, value at Dec. 31, 2023		45,298		24,814		106,920		(2,417)		(148,419)			(5,057)		21,139		147		21,286
IfrsStatementLineItems [Line Items]
Net income/(loss) for the year								3,908							3,908		2		3,910
Other comprehensive income/(loss) for the year													(2,834)		(2,834)				(2,834)
Total comprehensive income/ (loss) for the year								3,908					(2,834)		1,074		2		1,076
Appropriation of result								2,417		(2,417)
Capital increase (Note 10)		193		(193)
Employee share-based compensation (Note 9)				1,858											1,858				1,858
Ending balance, value at Dec. 31, 2024		€ 45,491		€ 26,479		€ 106,920		€ 3,908		€ (150,836)			€ (7,891)		€ 24,071		€ 149		€ 24,220

[1]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical combined carve-out financial statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, Codere Online capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves
[2]	The historical combined carve-out financial statement for the year ended December 31, 2020 was presented based on the former structure of the Codere Online Business prior to the consummation of the Business Combination, where Servicios de Juego Online, S.A.U. (“SEJO”) was the holding company until the date of the Business Combination with €60 thousand of issued capital. On November 29, 2021, the Business Combination was completed, and SEJO was contributed to Codere Online Luxembourg, S.A. which became the new Parent Company of the Codere Online Business. Consequently, as of December 31, 2021, the €45,122 thousand of issued capital all corresponds to Codere Online Luxembourg, S.A. and the €60 thousand of issued capital of SEJO has been reclassified to other reserves. The Net Parent Investment balance included the balances that were recorded in the historical Combined Carve-out Financial Statements and the transfer of the balance from Net Parent Investment to other reserves occurred as a result of the Business Combination. Additionally, as explained in Note 9, Codere Online capitalized the majority of its outstanding indebtedness with Codere Group. This was initially recorded under the Net Parent Investment heading and as a result of the Business Combination, has been reclassified to other reserves